STATEMENTS OF CONSOLIDATED OPERATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENTS OF CONSOLIDATED OPERATIONS
Research and development expenses, net	€ (19,665)	€ (9,921)	€ (9,089)
General and administrative expenses	(7,150)	(4,021)	(6,593)
Operating loss	(26,815)	(13,942)	(15,682)
Financial expenses	(2,581)	(1,531)	(1,496)
Financial income	24	34	18
Change in fair value of financial instruments	(1,875)	(10,080)	(1,867)
Total net financial expense	(4,432)	(11,575)	(3,344)
Loss before taxes	(31,247)	(25,517)	(19,026)
Income taxes benefit			80
Net loss	(31,247)	(25,517)	(18,946)
Attributable to shareholders of Biophytis	(31,246)	€ (25,517)	€ (18,946)
Non-controlling interests	€ (1)
Basic weighted average number of shares outstanding	118,282,679	59,974,486	16,882,661
Diluted weighted average number of shares outstanding	118,282,679	59,974,486	16,882,661
Basic loss per share (Euro/share)	€ (0.26)	€ (0.43)	€ (1.12)
Diluted loss per share (Euro/share)	€ (0.26)	€ (0.43)	€ (1.12)